Risk and Capital Management - Summary of Internal Rating (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 822,590	R$ 714,104
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Low [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 704,867	R$ 514,635
Medium [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	58,219	121,442
Higher [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	8,984	17,374
Credit impaired [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	50,520	60,653
Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 702,164	R$ 587,208
Percentage of loan operations and lease operations portfolio	85.40%	82.20%
Stage 1 [member] | Low [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 662,839	R$ 501,463
Stage 1 [member] | Medium [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	38,980	84,193
Stage 1 [member] | Higher [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	345	1,552
Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 69,906	R$ 66,243
Percentage of loan operations and lease operations portfolio	8.50%	9.30%
Stage 2 [member] | Low [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 42,028	R$ 13,172
Stage 2 [member] | Medium [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	19,239	37,249
Stage 2 [member] | Higher [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	8,639	15,822
Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 50,520	R$ 60,653
Percentage of loan operations and lease operations portfolio	6.10%	8.50%
Stage 3 [member] | Credit impaired [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 50,520	R$ 60,653